UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .4%
General Motors	92,008		3,590,152
Banks - 7.1%
Bank of America	493,178		14,040,778
Citigroup	188,260		12,135,240
JPMorgan Chase & Co.	179,544		18,582,804
U. S. Bancorp	157,550		8,060,258
Wells Fargo & Co.	163,452		7,994,437
			60,813,517
Capital Goods - 7.0%
Fortive	111,927		8,393,406
General Electric	317,886		3,229,722
Harris	27,561	[a]	4,221,794
Honeywell International	109,783		15,768,132
Middleby	10,436	[a,b]	1,227,482
Quanta Services	123,881		4,377,955
Raytheon	55,515		9,146,651
United Technologies	116,491		13,754,092
			60,119,234
Commercial & Professional Services - 1.2%
Cintas	31,087		5,829,123
CoStar Group	10,688	[b]	4,176,229
			10,005,352
Consumer Durables & Apparel - .2%
PVH	18,831		2,054,650
Consumer Services - 2.4%
Chipotle Mexican Grill	10,351	[b]	5,481,993
Las Vegas Sands	138,988		8,111,340
McDonald's	38,639		6,907,880
			20,501,213
Diversified Financials - 5.9%
American Express	24,285		2,494,070
Ameriprise Financial	72,024		9,118,238
Berkshire Hathaway	79,888	[b]	16,420,180
Goldman Sachs Group	28,613		5,665,660
LPL Financial Holdings	40,544		2,853,081
Morgan Stanley	146,676		6,204,395
Raymond James Financial	21,783		1,753,532
Voya Financial	120,071		5,574,897
			50,084,053

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 6.1%
Anadarko Petroleum	94,713		4,482,766
Apergy	60,946	[a]	2,049,005
ConocoPhillips	36,966		2,502,229
Hess	123,724	[a]	6,681,096
Marathon Petroleum	244,533		16,202,757
Occidental Petroleum	120,620		8,055,004
Phillips 66	76,865		7,333,690
Schlumberger	62,625		2,768,651
Valero Energy	24,703		2,169,417
			52,244,615
Food & Staples Retailing - 1.2%
Costco Wholesale	28,990		6,222,124
Walmart	44,735		4,286,955
			10,509,079
Food, Beverage & Tobacco - 2.8%
Coca-Cola European Partners	31,168		1,482,973
Conagra Brands	247,966	[a]	5,365,984
Kraft Heinz	31,485		1,513,169
Monster Beverage	84,054	[b]	4,811,251
PepsiCo	94,978		10,701,171
			23,874,548
Health Care Equipment & Services - 9.0%
Abbott Laboratories	74,701		5,451,679
Align Technology	12,285	[a,b]	3,058,351
Becton Dickinson and Co.	12,249		3,055,636
Boston Scientific	244,583	[b]	9,330,841
CVS Health	79,493		5,210,766
Danaher	50,934		5,649,599
Edwards Lifesciences	21,021	[b]	3,582,399
HCA Healthcare	18,892		2,634,112
Humana	15,145		4,679,654
Medtronic	81,612		7,213,685
Quest Diagnostics	20,925		1,827,799
UnitedHealth Group	61,357		16,578,661
Varian Medical Systems	26,903	[b]	3,552,003
WellCare Health Plans	18,598	[a,b]	5,141,975
			76,967,160
Household & Personal Products - .9%
Colgate-Palmolive	62,751		4,058,735
Procter & Gamble	34,669		3,344,518
			7,403,253
Insurance - 2.4%
American International Group	109,797		4,746,524
Assurant	26,315		2,536,503

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Insurance - 2.4% (continued)
Hartford Financial Services Group	83,628		3,923,826
Progressive	133,998		9,016,725
			20,223,578
Materials - 5.4%
CF Industries Holdings	193,201		8,433,224
DowDuPont	119,435		6,426,797
Freeport-McMoRan	197,985		2,304,545
Linde	51,075		8,325,736
Martin Marietta Materials	28,656		5,062,942
Mosaic	169,451		5,469,878
Newmont Mining	65,809	[a]	2,244,745
Nucor	16,694		1,022,341
Vulcan Materials	71,004	[a]	7,217,557
			46,507,765
Media & Entertainment - 6.8%
Activision Blizzard	83,871	[b]	3,962,066
Alphabet, Cl. A	8,023	[b]	9,033,015
Alphabet, Cl. C	23,678	[b]	26,433,409
Comcast, Cl. A	194,269		7,104,417
Netflix	18,532	[b]	6,291,614
Omnicom Group	69,531	[a]	5,415,074
			58,239,595
Pharmaceuticals Biotechnology & Life Sciences - 5.2%
Biogen	9,286	[b]	3,099,481
BioMarin Pharmaceutical	45,216	[b]	4,438,855
Eli Lilly & Co.	78,698		9,432,742
Illumina	15,356	[b]	4,296,455
Merck & Co.	172,257		12,821,089
Neurocrine Biosciences	25,479	[a,b]	2,247,757
Pfizer	114,492		4,860,185
Vertex Pharmaceuticals	18,950	[b]	3,617,745
			44,814,309
Real Estate - .8%
Lamar Advertising, Cl. A	50,165	[c]	3,734,784
Outfront Media	160,817	[c]	3,336,953
			7,071,737
Retailing - 6.0%
Amazon. com	18,631	[b]	32,021,659
Booking Holdings	809	[b]	1,482,743
GrubHub	25,738	[a,b]	2,069,335
O'Reilly Automotive	21,889	[b]	7,544,263
Target	42,174		3,078,702
Ulta Salon Cosmetics & Fragrance	4,952	[b]	1,445,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Retailing - 6.0% (continued)
Wayfair, Cl. A	34,872	[a,b]	3,817,089
			51,459,379
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom	47,394		12,713,441
Qualcomm	195,797		9,695,867
Texas Instruments	63,696		6,412,913
Xilinx	68,456		7,662,965
			36,485,186
Software & Services - 12.8%
First Data, Cl. A	70,299	[b]	1,732,870
FleetCor Technologies	26,635	[b]	5,375,209
HubSpot	21,303	[b]	3,372,478
International Business Machines	114,601		15,404,666
Microsoft	197,065		20,579,498
Oracle	59,361		2,981,703
Palo Alto Networks	22,685	[b]	4,873,192
PayPal Holdings	83,534	[b]	7,414,478
salesforce.com	66,095	[b]	10,044,457
ServiceNow	31,995	[b]	7,039,540
Splunk	43,818	[a,b]	5,470,239
SS&C Technologies Holdings	78,601		4,047,165
Teradata	77,463	[b]	3,437,808
Twilio, Cl. A	26,243	[a,b]	2,921,371
Visa, Cl. A	110,539	[a]	14,923,870
			109,618,544
Technology Hardware & Equipment - 4.1%
Apple	99,371		16,539,309
Cisco Systems	283,438		13,403,783
Corning	166,438		5,535,728
			35,478,820
Telecommunication Services - 4.2%
AT&T	412,320		12,394,339
T-Mobile US	101,187	[b]	7,044,639
Verizon Communications	294,613		16,221,392
			35,660,370
Transportation - 2.0%
Delta Air Lines	116,396		5,753,454
Union Pacific	71,724		11,409,137
			17,162,591
Utilities - .9%
NextEra Energy	22,046		3,945,793
NextEra Energy Partners	16,616	[a]	667,299

Description		Shares		Value ($)
Common Stocks - 99.1% (continued)
Utilities - .9% (continued)
PPL		103,594	[a]	3,244,564
				7,857,656
Total Common Stocks (cost $674,429,459)				848,746,356
	1-Day
	Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $8,517,419)	2.37	8,517,420	[d]	8,517,420

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,890,411)	2.37	5,890,411	[d]	5,890,411
Total Investments (cost $688,837,289)		100.8%		863,154,187
Liabilities, Less Cash and Receivables		(.8%)		(6,757,777)
Net Assets		100.0%		856,396,410

[a]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $58,102,514 and the value of the collateral held by the fund was $58,998,565, consisting of cash collateral of $5,890,411 and U.S. Government & Agency securities valued at $53,108,154.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	831,723,962	17,022,394	††	- 848,746,356
Investment Companies	14,407,831	-		-	14,407,831

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2019, accumulated net unrealized appreciation on investments was $174,316,898, consisting of $198,332,524 gross unrealized appreciation and $24,015,626 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)